Note 2 - Allowance For Loan Losses: Schedule of Loans and Financing Receivable (Tables)	9 Months Ended
Sep. 30, 2018
Tables/Schedules
Schedule of Loans and Financing Receivable

September 30, 2018	Principal Balance	% Portfolio	9 Months Net Charge Offs	% Net Charge Offs

Consumer Loans	$ 591,483,591	88.4%	$ 25,432,686	96.4%
Real Estate Loans	29,914,177	4.5	14,646.1
Sales Finance Contracts	47,453,102	7.1	935,410	3.5
Total	$ 668,850,870	100.0%	$ 26,382,742	100.0%

September 30, 2017	Principal Balance	% Portfolio	9 Months Net Charge Offs (Recoveries)	% Net Charge Offs

Consumer Loans	$ 476,763,220	89.1%	$ 26,942,607	96.4%
Real Estate Loans	25,738,330	4.8	23,911.1
Sales Finance Contracts	32,601,568	6.1	975,898	3.5
Total	$ 535,103,118	100.0%	$ 27,942,416	100.0%